Restructuring and related expenses	12 Months Ended
Dec. 31, 2021
Restructuring and related expenses
Restructuring and related expenses
—
Note 22
Restructuring and related expenses
OS program
From December 2018 to December 2020, the Company

executed a
two-year

restructuring program with the
objective of simplifying its business model and structure

through the implementation of a new organizational
structure driven by its businesses. The program resulted in the elimination of the country and regional
structures within the previous matrix organization, including the elimination of the three regional Executive
Committee roles. The operating businesses are now

responsible for both their customer-facing activities and
business support functions, while the remaining Group-level corporate activities primarily focus on Group
strategy, portfolio

and performance management and capital allocation.
As of December 31, 2020, the Company has incurred substantially all costs related to the OS program.
Liabilities associated with the OS program are included

primarily in Other provisions. The following table
shows the activity from the beginning of the program to

December 31, 2021:
Contract
settlement,
Employee loss order
($ in millions) severance costs

and other costs
Total
Liability at January 1, 2018 — — —
Expenses

65 — 65
Liability at December 31, 2018 65 — 65
Expenses

111 1 112
Cash payments

(44) (1) (45)
Change in estimates (30) — (30)
Exchange rate differences

(3) — (3)
Liability at December 31, 2019 99 — 99
Expenses

119 17 136
Cash payments

(91) (15) (106)
Change in estimates (10) — (10)
Exchange rate differences

4 — 4
Liability at December 31, 2020 121 2 123
Expenses, net of change in estimates 2 2 4
Cash payments

(65) (3) (68)
Exchange rate differences

(6) — (6)
Liability at December 31, 2021 52 1 53
The following table outlines the costs incurred in 2020

and 2019, and the cumulative costs incurred under the
program per operating segment as well as Corporate and Other:
Cumulative costs
Costs incurred in incurred up to
($ in millions) 2020 2019 December 31, 2020
Electrification 35 18 85
Motion

18 6 25
Process Automation
(1)
37 3 61
Robotics & Discrete Automation 10 8 18
Corporate and Other

49 54 114
Total 149 89 303
(1)

Formerly named

the Industrial

Automation

operating

segment.
The Company recorded the following expenses, net of

change in estimates, under this program:
Cumulative costs
Costs incurred in incurred up to
($ in millions) 2020 2019 December 31, 2020
Employee severance costs 109 81 255
Estimated contract settlement, loss order and other costs 17 1 18
Inventory and long-lived asset impairments 23 7 30
Total 149 89 303
Restructuring expenses recorded for this program are included in the following line items in the Consolidated
Income Statements:
($ in millions) 2020 2019
Total

cost of sales

38 8
Selling, general and administrative expenses

37 46
Non-order related research and development expenses

4 1
Other income (expense), net

70 34
Total 149 89
Other restructuring-related activities
In addition, during 2021, 2020 and 2019, the Company executed various other restructuring
‑
related activities
and incurred the following charges, net of changes in estimates:
($ in millions) 2021 2020 2019
Employee severance costs

101 164 55
Estimated contract settlement, loss order and other costs 31 18 37
Inventory and long-lived asset impairments

24 12 22
Total 156 194 114
Expenses associated with these activities are recorded in the following line items in the Consolidated Income
Statements:
($ in millions) 2021 2020 2019
Total

cost of sales

71 95 46
Selling, general and administrative expenses

21 50 4
Non-order related research and development expenses

2 10 —
Other income (expense), net

62 39 64
Total 156 194 114
In 2021, the Company initiated a plan to fully exit a product group within one of its non-core businesses. The
exit activities are expected to be completed by the end

of 2022 and incur restructuring-related expenses of
between $ 150

million and $
200

million, primarily relating to contract settlements. The

majority of these costs
will be recorded in 2022 as certain required contractual

elements will only be effective in 2022.
At December 31, 2021 and 2020, $ 212

million and $
233

million, respectively,

was recorded for other
restructuring-related liabilities and is primarily included

in “Other provisions”.